NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Schedule of Weighted Average Number of Shares (Details) - shares shares in Thousands	3 Months Ended								12 Months Ended
	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Basic weighted average shares outstanding	42,649	45,433	46,432	48,293	48,917	48,954	49,833	54,844	45,702	50,638	57,895
Weighted average number diluted shares outstanding adjustment									562	612	789
Diluted weighted average shares outstanding	43,469	45,973	46,880	48,732	49,435	49,506	50,480	55,576	46,264	51,250	58,684
Stock options and restricted share awards outstanding excluded from dilutive earnings per share									1,146	973	550
Stock Options [Member]
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental common shares attributable to dilutive effect of share-based payment arrangements									127	192	316
Restricted Share Award [Member]
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental common shares attributable to dilutive effect of share-based payment arrangements									435	420	473